Schedule of country incorporation principal place of business (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
United States Of America Country [Member]
IfrsStatementLineItems [Line Items]
Principal place of business	United States of America
Ireland Country [Member]
IfrsStatementLineItems [Line Items]
Principal place of business	Ireland
United States Of America Country One [Member]
IfrsStatementLineItems [Line Items]
Principal place of business	United States of America
Mma Group Inc [Member]
IfrsStatementLineItems [Line Items]
Principal place of business	United States of America
Wimp2 Warrior LLC [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity	Wimp 2 Warrior LLC
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Wimp2 Warrior Ireland Limited [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity	Wimp 2 Warrior (Ireland) Limited
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Hype Co [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity	Hype. OS,INC
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%
Mma Group Inc [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity	MMA Group INC
Proportion of ownership interests held by non-controlling interests	100.00%	0.00%